                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06434

Morgan Stanley Insured Municipal Trust
        (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured Municipal Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

FUND REPORT

For the year ended October 31, 2005

MARKET CONDITIONS


Throughout the 12-month period ended October 31, 2005, economic reports continued to show moderate growth, sustained consumer spending, and reasonable gains in employment. Although core inflation (which excludes food and energy) remained benign, inflationary concerns mounted during the summer as heavy demand and geopolitical events drove oil prices to protracted highs. September brought heightened uncertainty in the wake of the unprecedented devastation caused by Hurricanes Rita and Katrina. The immediate economic impact was a major disruption of the nation's energy infrastructure. However, in the weeks that followed, economists generally agreed that an initial slowdown would be followed by stimulus to growth from reconstruction.

The Federal Open Market Committee (the Fed) continued the "measured" rate tightening cycle it began in June of 2004, raising the federal funds target rate eight times during the 12-month period. As a result, the rate moved from 1.75 percent to 3.75 percent, a four-year high. Yet, as the period closed, signals from the Fed supported investors' expectations of additional increases.

Although yields on short maturity bonds rose in response to the Fed's actions, the yields of long-term municipal bonds were lower to unchanged. Representative yields on 30-year AAA rated municipal bonds declined from 4.60 percent at the start of the period to a low of 4.25 percent in the summer, returning to 4.60 percent at the end of October. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. In this environment, the benefits of leveraged investment strategies proved less advantageous. (Leverage involves borrowing at short-term rates to purchase longer-term securities, thereby taking advantage of the differential between short- and long-term yields.)

Lower yields during most of the year led to a surge in refinancing activity, and municipal issuance remained strong. New issue volume increased by 12 percent to a record $336 billion during the first 10 months of the calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 35 percent of total issuance, up from 24 percent in the first 10 months of 2004. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 97 percent during the period and moved as high as 102 percent in June. (Higher ratios indicate increased relative attractiveness of municipal bonds.) As a result, institutional investors that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase tax-exempt bonds.

PERFORMANCE ANALYSIS


For the 12-month period ended October 31, 2005, the net asset value (NAV) of Morgan Stanley Insured Municipal Trust (IMT) decreased from $15.49 to $15.23 per share. IMT paid tax-free dividends totaling $0.81 per share. The Trust's total NAV return was 4.22 percent. IMT's value on the New York Stock Exchange (NYSE) moved from $13.88 to $13.60 per share during the same period. Based on this change plus reinvestment of dividends, the Trust's total market return was 3.86 percent. On October 31, 2005, IMT's NYSE market price was at a 10.70 percent discount to its NAV. During the 12-month period ended October 31, 2005, the Trust purchased and retired 840,542 shares of common stock at a weighted average market discount of 10.73 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2005, declared in September, were unchanged at $0.0675 per share. The dividend reflects the current level of the Trust's net investment income. IMT's level of undistributed net investment income was $0.1149 per share on October 31, 2005, versus $0.090 per share 12 months earlier.(1)

During the period, the Trust maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. The Trust's duration* (a measure of interest rate sensitivity) was positioned defensively throughout the period. Overall, this duration stance tempered total returns early in the fiscal period when rates declined, but helped total returns as rates rose. Reflecting leverage, the Trust's option-adjusted duration was 9.7 years at the end of the reporting period. Consistent with a commitment to diversification, the Trust's net assets of $282 million were invested among 13 long-term sectors and 78 credits.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 12-month period, ARPS leverage contributed approximately $0.19 per share to common-share earnings. The Trust has 2 ARPS series totaling $130 million, representing 46 percent of net assets.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Trust in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

   TOP FIVE SECTORS
   Water & Sewer                                       33.5%
   Transportation                                      28.8
   General Obligation                                  24.0
   Electric                                            14.4
   Recreational Facs                                    7.1

   CREDIT ENHANCEMENTS
   AMBAC                                               26.8%
   FGIC                                                21.1
   FSA                                                 23.8
   MBIA                                                28.3

Data as of October 31, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for credit enhancements are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY TRUST PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE TRUST'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO TRUST SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY TRUST ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE TRUST'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of October 31, 2005


WEIGHTED AVERAGE MATURITY: 18 YEARS(a)


0-5                                                                                8
6-10                                                                               7
11-15                                                                             24
16-20                                                                             17
21-25                                                                             15
26-30                                                                             23
30+                                                                                6

(a) Where applicable maturities reflect mandatory tenders, puts and call dates.

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alaska.................     2.1%
Arizona................     0.8
California.............     7.6
Colorado...............     1.3
Delaware...............     4.2
Florida................     4.9
Georgia................     3.2
Hawaii.................     5.2
Illinois...............    10.1
Indiana................     1.3
Iowa...................     1.7
Kentucky...............     3.7%
Louisiana..............     0.5
Maryland...............     0.6
Massachusetts..........     1.0
Michigan...............     1.3
Minnesota..............     3.1
Montana................     0.7
Nevada.................     3.0
New Jersey.............     2.8
New Mexico.............     0.4
New York...............     7.1
North Carolina.........     1.2%
Ohio...................     2.6
Pennsylvania...........     3.1
South Carolina.........     4.5
Texas..................    15.0
Utah...................     0.8
Vermont................     1.2
Virginia...............     0.8
Washington.............     3.7
West Virginia..........     0.5
Joint exemption*.......     0.0
                          -----
Total+.................   100.0%
                          =====

------------------
* Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $63,790,628 with unrealized appreciation of $1,060,695.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of October 31, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

[BAR CHART]

2005(a)                                                                           1.00
2006                                                                              6.00
2007                                                                              1.00
2008                                                                              0.00
2009                                                                              7.00
2010                                                                             14.00
2011                                                                             18.00
2012                                                                             15.00
2013                                                                              7.00
2014                                                                             11.00
2015+                                                                            20.00

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 5.2%

[BAR CHART]

2005(a)                                                                          6.50
2006                                                                             6.60
2007                                                                             4.60
2008                                                                             0.00
2009                                                                             5.80
2010                                                                             5.50
2011                                                                             5.40
2012                                                                             4.80
2013                                                                             4.90
2014                                                                             5.00
2015+                                                                            4.90

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.5% on 1% of the long-term portfolio that is callable in 2005.



     Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (137.7%)
            General Obligation (24.0%)
$ 10,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)...........  0.00 %   06/30/10   $   8,364,400
   3,000    Los Angeles, California, Ser 2004 A (MBIA)...............  5.00     09/01/24       3,129,270
   3,000    San Diego Unified School District, California, Ser 2003 E
              (FSA)..................................................  5.25     07/01/23       3,287,250
   3,000    Florida Board of Education, Capital Outlay Refg 2002 Ser
              C (MBIA)...............................................  5.00     06/01/20       3,146,640
            Honolulu City & County, Hawaii,
   2,500      ROLS RR II R 237-2 (MBIA)..............................  7.676++  03/01/25       2,833,275
   2,500      ROLS RR II R 237-3 (MBIA)..............................  7.676++  03/01/26       2,784,475
            Chicago, Illinois,
   8,000      Refg Ser 1992 (Ambac)..................................  6.25     01/01/11       8,856,160
   2,000      Refg 2001 A (MBIA).....................................  0.00++   01/01/21       1,673,440
   2,000      Refg 2001 A (MBIA).....................................  0.00++   01/01/22       1,668,380
            Illinois,
  10,000      Ser 2001 (MBIA)........................................  5.375    04/01/15      11,016,100
  10,000      Ser 2001 (MBIA)........................................  5.375    04/01/16      11,013,800
   3,000    Brainerd Independent School District #181, Minnesota, Ser
              2002 A (FGIC)..........................................  5.375    02/01/18       3,255,570
   4,000    Clark County, Nevada, Transportation Impr Ltd Tax Ser
              06/01/92 B (Ambac).....................................  6.50     06/01/17       4,806,240
   1,880    King County, Washington, Refg 1998 Ser B (MBIA)..........  5.25     01/01/34       1,953,809
                                                                                           -------------
--------
                                                                                              67,788,809
  64,880
                                                                                           -------------
--------
            Educational Facilities Revenue (6.8%)
   2,000    Arizona Board of Regents, Arizona State University Ser
              2004 COPs (Ambac)......................................  5.00     09/01/30       2,062,540
            University of California,
   1,000      Limited Project Ser 2005 B (FSA) (WI)..................  5.00     05/15/30       1,034,030
   2,000      Multi Purpose Ser Q (FSA)..............................  5.00     09/01/31       2,060,620
   1,735    Orange County Educational Facilities Authority, Florida,
              Rollins College Ser 2005 (Ambac).......................  5.125    12/01/28       1,811,913
            Fulton County Development Authority, Georgia,
     900      Morehouse College Ser 2000 (Ambac).....................  6.25     12/01/21       1,012,095
   1,700      Morehouse College Ser 2000 (Ambac).....................  5.875    12/01/30       1,879,962
   2,500    University of North Carolina, Ser 2000 (Ambac)...........  5.25     10/01/20       2,669,450
   2,000    University of North Carolina at Wilmington, Student
              Housing Ser 2005 COPs (FGIC)...........................  5.00     06/01/36       2,050,600
   4,635    University of Vermont & State Agricultural College, Ser
              2005 (MBIA)............................................  5.00     10/01/40       4,756,993
                                                                                           -------------
--------
                                                                                              19,338,203
  18,470
                                                                                           -------------
--------

                       See Notes to Financial Statements
 8

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Electric Revenue (14.4%)
$  5,000    California Department of Water Resources, Power Supply
              Ser 2002 A (Ambac).....................................  5.375%   05/01/18   $   5,402,200
   2,000    Indiana Municipal Power Agency, Power Supply 2004 Ser A
              (FGIC).................................................  5.00     01/01/32       2,050,880
            South Carolina Public Service Authority,
   9,325      Ser 2002 B (FSA).......................................  5.375    01/01/17      10,058,691
   2,000      Ser 2003 A (Ambac).....................................  5.00     01/01/27       2,070,020
  10,000    Lower Colorado River Authority, Texas, Refg Ser 1999 A
              (FSA)..................................................  5.875    05/15/16      10,860,200
  10,000    Seattle, Washington, Light & Power Refg Rev 2001 (FSA)...  5.125    03/01/26      10,301,400
                                                                                           -------------
--------
                                                                                              40,743,391
  38,325
                                                                                           -------------
--------
            Hospital Revenue (5.3%)
   3,000    Indiana Health Facilities Financing Authority, Community
              Health Ser 2005 A (Ambac)..............................  5.00     05/01/35       3,072,960
   2,000    Louisiana Public Facilities Authority, Baton Rouge
              General Medical Center-FHA Insured Mtge Ser 2004
              (MBIA).................................................  5.25     07/01/33       2,068,800
   4,000    Minneapolis, Minnesota, Fairview Health 2005 Ser D
              (Ambac)................................................  5.00     11/15/34       4,118,000
   2,650    Montana Health Facilities Authority, Deaconess Billings
              Clinic Ser 1994 (Ambac)................................  7.713++  02/25/25       2,671,624
   2,000    New York State Dormitory Authority, Montefiore
              Hospital - FHA Insured Mtge Ser 2004 A (FGIC)..........  5.00     08/01/29       2,069,480
   1,000    Medical University South Carolina Hospital Authority, FHA
              Insured Mtge Ser 2004 A (MBIA).........................  5.25     02/15/25       1,055,360
                                                                                           -------------
--------
                                                                                              15,056,224
  14,650
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (4.2%)
   5,000    Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser
              1987 (Ambac)...........................................  6.55     10/01/13       5,180,100
   5,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1996 Ser (MBIA)..................  5.50**   01/01/21       5,117,800
   1,500    Delaware County Industrial Development Authority,
              Pennsylvania, Aqua Inc Ser A 2005 (AMT) (FGIC).........  5.00     11/01/37       1,518,495
                                                                                           -------------
--------
                                                                                              11,816,395
  11,500
                                                                                           -------------
--------
            Mortgage Revenue - Multi Family (1.5%)
   4,160    New Jersey Housing Mortgage Finance Authority, Home Buyer
--------      Ser 2000 CC (AMT) (MBIA)...............................  5.875    10/01/31       4,201,059
                                                                                           -------------
            Public Facilities Revenue (3.4%)
   2,000    Massachusetts School Building Authority, Dedicated Sales
              Tax 2005 Ser A (MBIA)..................................  5.00     08/15/19       2,119,800
   1,500    Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg
              Ser 2004 A (FSA).......................................  5.00     07/01/37       1,537,545

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,685    Oregon Department of Administrative Services, COPs Ser
              2005 B (FGIC)..........................................  5.00 %   11/01/24   $   1,759,848
   2,100    Erie County Convention Center Authority, Pennsylvania,
              Convention Center Hotel Ser 2005 (FGIC)................  5.00     01/15/36       2,166,150
   2,000    Pennsylvania Public School Building Authority,
              Philadelphia School District Ser 2003 (FSA)............  5.00     06/01/33       2,051,300
                                                                                           -------------
--------
                                                                                               9,634,643
   9,285
                                                                                           -------------
--------
            Recreational Facilities Revenue (7.1%)
   2,500    College Park Business & Industrial Development Authority,
              Georgia, Civic Center Ser 2000 (Ambac).................  5.75     09/01/26       2,760,450
            Iowa,
   3,600      Vision Iowa Ser 2001 (MBIA)............................  5.50     02/15/19       4,055,040
   2,500      Vision Iowa Ser 2001 (MBIA)............................  5.50     02/15/20       2,824,775
  10,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)........  5.25     12/01/32      10,500,000
                                                                                           -------------
--------
                                                                                              20,140,265
  18,600
                                                                                           -------------
--------
            Tax Allocation Revenue (0.9%)
   2,390    San Jose Redevelopment Agency California, Merged Area Ser
--------      2002 (MBIA)............................................  5.00     08/01/32       2,433,904
                                                                                           -------------
            Transportation Facilities Revenue (28.8%)
   5,000    Denver City & County, Colorado, Airport Refg Ser 2000 A
              (AMT) (Ambac)..........................................  6.00     11/15/18       5,429,600
            Miami Dade County, Florida,
   2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA).......  5.25     10/01/18       2,269,624
   2,270      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA).......  5.25     10/01/19       2,384,567
   5,000    Atlanta, Georgia, Airport Ser 2004 C (FSA)...............  5.00     01/01/33       5,132,300
   5,000    Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)..............  5.25     07/01/21       5,157,150
   2,000    Chicago, Illinois, O'Hare Int'l Airport Third Lien Ser
              2003 (AMT) (FSA).......................................  5.75     01/01/23       2,185,580
   4,000    Regional Transportation Authority, Illinois, Refg Ser
              1999 (FSA).............................................  5.75     06/01/21       4,631,320
   2,500    Maryland Economic Development Corporation, Maryland
              Aviation Administration Ser 2003 (AMT) (FSA)...........  5.375    06/01/22       2,641,275
   2,000    Massachusetts Turnpike Authority, Metropolitan Highway
              1997 Ser A (MBIA)......................................  5.00     01/01/37       2,023,500
   5,000    Minneapolis - St Paul Metropolitan Airports Commission,
              Minnesota, Ser 2001 C (FGIC)...........................  5.25     01/01/32       5,200,500
   5,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 1st Tier Ser 2000 (Ambac).....................  0.00     01/01/21       2,399,400
   2,000    New Jersey Transportation Trust Fund Authority, 2005 Ser
              C (FGIC)...............................................  5.25     06/15/20       2,150,780
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00     01/01/30       5,165,200

                       See Notes to Financial Statements
 10

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Metropolitan Transportation Authority, New York,
$  6,805      State Service Contract Refg Ser 2002 B (MBIA)..........  5.50 %   07/01/20   $   7,425,888
  10,000      Transportation Refg Ser 2002 A (Ambac).................  5.50     11/15/17      11,012,001
   2,000      Transportation Refg Ser 2002 A (FGIC)..................  5.00     11/15/25       2,079,780
            Pennsylvania Turnpike Commission,
   4,000      Ser R 2001 (Ambac).....................................  5.00     12/01/26       4,152,000
   4,000      Ser A 2004 (Ambac).....................................  5.00     12/01/34       4,134,040
   3,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A
              (FSA)..................................................  5.25     08/15/35       3,117,900
   2,500    Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA).....  5.625    02/01/24       2,654,550
                                                                                           -------------
--------
                                                                                              81,346,955
  79,230
                                                                                           -------------
--------
            Water & Sewer Revenue (33.5%)
   1,000    Phoenix Civic Improvement Corporation, Arizona, Jr Lien
              Wastewater Ser 2004 (MBIA).............................  5.00     07/01/27       1,040,230
   5,000    San Diego County Water Authority, California, Ser 2004 A
              COPs (FSA).............................................  5.00     05/01/29       5,173,950
  10,000    Tampa Bay Water, Florida, Ser 2001 B (FGIC)..............  5.00     10/01/31      10,207,400
   2,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.00     11/01/29       2,047,760
   5,000    Honolulu City & County, Hawaii, Wastewater Ser 2001
              (Ambac)................................................  5.125    07/01/31       5,139,350
  10,000    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 1999 A (FGIC)..................  5.75     05/15/33      10,864,300
   3,800    Louisville Board of Water Works, Kentucky, Water Ser 2000
              (FSA)..................................................  5.50     11/15/25       4,085,190
   5,000    Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC).....  5.125    07/01/31       5,145,900
   5,000    Grand Strand Water & Sewer Authority, South Carolina,
              Refg Ser 2001 (FSA)....................................  5.00     06/01/31       5,113,700
            Austin, Texas,
  10,000      Water & Wastewater Refg Ser 2001 A (FSA)...............  5.125    05/15/27      10,307,700
   2,000      Water & Wastewater Ser 2004 A (Ambac)..................  5.00     11/15/27       2,071,300
  15,000    Houston, Texas, Combined Utility First Lien Refg 2004 Ser
              A (FGIC)...............................................  5.25     05/15/23      15,981,599
            San Antonio, Texas,
   2,000      Water & Refg Ser 2002 (FSA)............................  5.50     05/15/18       2,178,880
   2,500      Water & Refg Ser 2002 (FSA)............................  5.50     05/15/20       2,712,350
            Wichita Falls, Texas,
   2,000      Water & Sewer Ser 2001 (Ambac).........................  5.375    08/01/20       2,139,880
   3,000      Water & Sewer Ser 2001 (Ambac).........................  5.375    08/01/24       3,209,820
   5,000    King County, Washington, Sewer Refg 2001 (FGIC)..........  5.00     01/01/31       5,096,600
   2,000    West Virginia Water Development Authority, Loan Program
              IV 2005 Ser A (FSA)....................................  5.00     11/01/44       2,041,840
                                                                                           -------------
--------
                                                                                              94,557,749
  90,300
                                                                                           -------------
--------

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Other Revenue (4.7%)
$  2,500    California, Economic Recovery Ser 2004 A (MBIA)..........  5.00 %   07/01/15   $   2,688,075
   6,000    Golden State Tobacco Securitization Corporation,
              California, Enhanced Asset Backed Ser 2005 A (FGIC)....  5.00     06/01/38       6,130,380
   1,000    Sales Tax Asset Receivable Corporation, New York, 2005
              Ser A (Ambac)..........................................  5.00     10/15/29       1,042,110
   3,000    Alexandria Industrial Development Authority, Virginia,
              Institute for Defense Analysis Ser 2000 A (Ambac)......  5.90     10/01/30       3,312,750
                                                                                           -------------
--------
                                                                                              13,173,315
  12,500
                                                                                           -------------
--------
            Refunded (3.1%)
   5,000    Hawaii, 1999 Ser CT (FSA)................................  5.875    09/01/09+      5,488,700
   3,000    Utah Board of Regents, University of Utah - Huntsman
              Cancer Institute Refg Ser 2000 A (MBIA)................  5.50     04/01/10+      3,275,010
                                                                                           -------------
--------
                                                                                               8,763,710
   8,000
                                                                                           -------------
--------
 372,290    Total Tax-Exempt Municipal Bonds (Cost $369,072,318)........................     388,994,622
                                                                                           -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (6.6%)
  15,000    Delaware Health Facilities Authority, Medical Center of
              Delaware Ser 1992 (MBIA) (ETM).........................  6.25     10/01/06      15,437,700
   3,300    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2005 B (Demand
              11/01/05)..............................................  2.72     12/01/32*      3,300,000
                                                                                           -------------
--------
  18,300    Total Short-Term Tax-Exempt Municipal Obligations (Cost $18,267,198)........      18,737,700
                                                                                           -------------
--------

$390,590    Total Investments (Cost $387,339,516) (a) (b)......................   144.3%      407,732,322
========
            Other Assets in Excess of Liabilities..............................     1.7         4,789,829
                                                                                  -----     -------------
            Preferred Shares of Beneficial Interest............................   (46.0)     (130,051,336)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 282,470,815
                                                                                  =====     =============

                       See Notes to Financial Statements
 12

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
   FHA      Federal Housing Authority.
   ROLS     Reset Option Longs. (Illiquid securities).
   WI       Security purchased on a when-issued basis.
   +        Prerefunded to call date shown.
   ++       Currently a zero coupon security; will convert to 5.56% and
            5.58%, respectively on January 1, 2011.
   ++       Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            security changes. Positions in inverse floating rate
            municipal obligation have a value of $8,289,374, which
            represents 2.9% of net assets applicable to common
            shareholders.
   *        Current coupon of variable rate demand obligation.
   **       A portion of this security has been physically segregated in connection with open futures contracts in the amount of
            $325,000.
   (a)      Securities have been designated as collateral in an amount equal to $65,557,913 in connection with open futures
            contracts and a security purchased on a when-issued basis.
   (b)      The aggregate cost for federal income tax purposes is
            $387,332,963. The aggregate gross unrealized appreciation is
            $20,819,152 and the aggregate gross unrealized depreciation is $419,793, resulting in net unrealized appreciation of
            $20,399,359.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

NUMBER OF                DESCRIPTION, DELIVERY        UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR           AMOUNT AT VALUE         APPRECIATION
-------------------------------------------------------------------------------------------
   500         Short..   U.S. Treasury Notes 5          $(52,945,315)          $  805,660
                          year, December 2005
   100         Short..   U.S. Treasury Notes 10          (10,845,313)             255,035
                          year, December 2005
                                                                               ----------
                         Total Unrealized Appreciation....................     $1,060,695
                                                                               ==========

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2005

Assets:
Investments in securities, at value (cost $387,339,516).....  $407,732,322
Cash........................................................        18,177
Interest receivable.........................................     6,160,705
Prepaid expenses and other assets...........................        59,680
                                                              ------------
    Total Assets............................................   413,970,884
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,029,940
    Common shares of beneficial interest repurchased........       105,286
    Investment advisory fee.................................        95,408
    Transfer agent fee......................................        40,245
    Administration fee......................................        28,269
    Variation margin........................................        10,940
Accrued expenses and other payables.........................       138,645
                                                              ------------
    Total Liabilities.......................................     1,448,733
                                                              ------------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 2,600 shares outstanding).................   130,051,336
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $282,470,815
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 18,546,438 shares
  outstanding)..............................................  $257,626,934
Net unrealized appreciation.................................    21,453,501
Accumulated undistributed net investment income.............     2,130,731
Accumulated undistributed net realized gain.................     1,259,649
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $282,470,815
                                                              ------------
Net Asset Value Per Common Share
($282,470,815 divided by 18,546,438 common shares
outstanding)................................................        $15.23
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2005

Net Investment Income:
Interest Income.............................................  $ 20,563,954
                                                              ------------
Expenses
Investment advisory fee.....................................     1,145,011
Auction commission fees.....................................       466,130
Administration fee..........................................       339,262
Transfer agent fees and expenses............................        88,700
Professional fees...........................................        75,318
Shareholder reports and notices.............................        69,980
Custodian fees..............................................        18,708
Registration fees...........................................        16,393
Auction agent fees..........................................        13,687
Trustees' fees and expenses.................................        12,135
Other.......................................................        52,431
                                                              ------------
    Total Expenses..........................................     2,297,755
                                                              ------------
    Net Investment Income...................................    18,266,199
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................     3,706,305
Futures contracts...........................................      (138,748)
                                                              ------------
    Net Realized Gain.......................................     3,567,557
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (12,298,642)
Futures contracts...........................................     2,093,801
                                                              ------------
    Net Depreciation........................................   (10,204,841)
                                                              ------------
    Net Loss................................................    (6,637,284)
                                                              ------------
Dividends to preferred shareholders from net investment
  income....................................................    (2,534,364)
                                                              ------------
Net Increase................................................  $  9,094,551
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                              ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 18,266,199       $ 19,360,032
Net realized gain (loss)....................................       3,567,557         (3,322,884)
Net change in unrealized appreciation/depreciation..........     (10,204,841)         5,962,786
Dividends to preferred shareholders from net investment
  income....................................................      (2,534,364)        (2,089,610)
                                                                ------------       ------------
    Net Increase............................................       9,094,551         19,910,324
                                                                ------------       ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (15,352,983)       (17,193,068)
Net realized gain...........................................        --               (1,587,770)
                                                                ------------       ------------
    Total Dividends and Distributions.......................     (15,352,983)       (18,780,838)
                                                                ------------       ------------

Decrease from transactions in common shares of beneficial
  interest..................................................     (11,599,623)       (10,096,973)
                                                                ------------       ------------
    Net Decrease............................................     (17,858,055)        (8,967,487)
Net Assets Applicable to Common Shareholders
Beginning of period.........................................     300,328,870        309,296,357
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,130,731 and $1,752,105, respectively).................    $282,470,815       $300,328,870
                                                                ============       ============

16
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005

1. Organization and Accounting Policies

Morgan Stanley Insured Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 3, 1991 and commenced operations on February 28, 1992.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust's weekly total net assets including preferred shares.

3. Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 aggregated $59,416,483 and $67,556,717, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,676. At October 31, 2005, the Trust had an accrued pension liability of $56,691 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series TU and TH Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                RESET       DIVIDEND
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE       RATES**
------  -------   -------------   -----   --------  --------------
  TU       800       $40,000      1.54%   01/04/06      1.54%
  TH     1,800        90,000      2.65    11/03/05   1.449- 2.9

---------------------
   * As of October 31, 2005.
   ** For the year ended October 31, 2005.

Subsequent to October 31, 2005 and up through December 2, 2005 the Trust paid dividends to Series TU and TH at rates ranging from 1.54% to 3% in the aggregate amount of $338,526.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 2003...................................  20,110,680   $201,107    $279,122,423
Treasury shares purchased and retired (weighted average
  discount 8.70%)*..........................................    (723,700)    (7,237)    (10,089,736)
                                                              ----------   --------    ------------
Balance, October 31, 2004...................................  19,386,980    193,870     269,032,687
Treasury shares purchased and retired (weighted average
  discount 10.73%)*.........................................    (840,542)    (8,405)    (11,591,218)
                                                              ----------   --------    ------------
Balance, October 31, 2005...................................  18,546,438   $185,465    $257,441,469
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On September 27, 2005, the Trust declared the following dividends from net investment income:

 AMOUNT           RECORD             PAYABLE
PER SHARE          DATE               DATE
---------   ------------------  -----------------
 $0.0675     November 4, 2005   November 18, 2005
 $0.0675     December 9, 2005   December 23, 2005

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                              ----------------   ----------------
Tax-exempt income...........................................    $17,996,031        $19,239,922
Ordinary income.............................................             --             76,420
Long-term capital gains.....................................             --          1,587,770
                                                                -----------        -----------
Total distributions.........................................    $17,996,031        $20,904,112
                                                                ===========        ===========

As of October 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................    $ 2,232,690
Undistributed long-term gains...............................      2,320,357
                                                                -----------
Net accumulated earnings....................................      4,553,047
Temporary differences.......................................       (108,525)
Net unrealized appreciation.................................     20,399,359
                                                                -----------
Total accumulated earnings..................................    $24,843,881
                                                                ===========

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

During the year ended October 31, 2005, the Trust utilized its net capital loss carryforward of $3,341,240.

As of October 31, 2005, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $226.

Morgan Stanley Insured Municipal Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                            ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:
Net asset value, beginning of period......................    $15.49         $15.38         $15.50         $15.74         $15.09
                                                              ------         ------         ------         ------         ------
Income (loss) from investment operations:
    Net investment income*................................      0.96           0.96           0.97           1.05           1.14
    Net realized and unrealized gain (loss)...............     (0.35)          0.16           0.14           0.15           0.79
    Common share equivalent of dividends paid to preferred
    shareholders*.........................................     (0.13)         (0.11)         (0.13)         (0.18)         (0.22)
                                                              ------         ------         ------         ------         ------
Total income from investment operations...................      0.48           1.01           0.98           1.02           1.71
                                                              ------         ------         ------         ------         ------
Less dividends and distributions from:
    Net investment income.................................     (0.81)         (0.87)         (0.90)         (0.85)         (0.93)
    Net realized gain.....................................     --             (0.08)         (0.23)         (0.43)         (0.13)
                                                              ------         ------         ------         ------         ------
Total dividends and distributions.........................     (0.81)         (0.95)         (1.13)         (1.28)         (1.06)
                                                              ------         ------         ------         ------         ------
Anti-dilutive effect of acquiring treasury shares*........      0.07           0.05           0.03           0.02           0.00
                                                              ------         ------         ------         ------         ------
Net asset value, end of period............................    $15.23         $15.49         $15.38         $15.50         $15.74
                                                              ======         ======         ======         ======         ======
Market value, end of period...............................    $13.60         $13.88         $14.38         $14.15         $15.29
                                                              ======         ======         ======         ======         ======
Total Return+.............................................      3.86%          3.21%          9.78%          1.14%         15.48%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)....................      0.78%          0.82%(1)       0.80%(1)       0.76%(1)       0.71%(1)
Net investment income before preferred stock dividends....      6.24%          6.34%          6.26%          6.92%          7.42%
Preferred stock dividends.................................      0.87%          0.69%          0.87%          1.15%          1.43%
Net investment income available to common shareholders....      5.37%          5.65%          5.39%          5.77%          5.99%
Supplemental Data:
Net assets applicable to common shareholders,
 end of period, in thousands..............................  $282,471       $300,329       $309,296       $320,331       $331,834
Asset coverage on preferred shares at end of period.......       317%           331%           338%           346%           354%
Portfolio turnover rate...................................        14%            14%            11%            17%            29%

---------------------

    * The per share amounts were computed using an average number of common shares outstanding during the period.
    + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Insured Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 19, 2005

Morgan Stanley Insured Municipal Trust
SHAREHOLDER VOTING RESULTS

On October 26, 2005, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees by all shareholders:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Michael Bozic...............................................  12,249,498           622,882
James F. Higgins............................................  12,267,840           604,540

Election of Trustee by preferred shareholders:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Charles A. Fiumefreddo......................................       2,413                 0

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid.

Morgan Stanley Insured Municipal Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (64)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.


Edwin J. Garn (73)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004) (lobbying and
                                                                      consulting firm); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (64)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Edwin J. Garn (73)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Morgan Stanley Insured Municipal Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


Dr. Manuel H. Johnson (56)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.


Joseph J. Kearns (63)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Wayne E. Hedien (71)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.

Dr. Manuel H. Johnson (56)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).

Joseph J. Kearns (63)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Morgan Stanley Insured Municipal Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


Fergus Reid (73)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael E. Nugent (69)
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022

Fergus Reid (73)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Insured Municipal Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).


James F. Higgins (57)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311

James F. Higgins (57)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc.
     (the "Investment Adviser") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc.
     and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***  The Fund Complex includes all open-end and closed-end funds
     (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment
     Adviser (including, but not limited to, Morgan Stanley
     Investment Management Inc.).

Morgan Stanley Insured Municipal Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (66)         President and    Since May 2003  President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal                        Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020             Executive                        Managing Director of Morgan Stanley & Co. Incorporated and
                               Officer                          Morgan Stanley; Managing Director and Director of Morgan
                                                                Stanley Investment Management Inc., Morgan Stanley
                                                                Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                Managing Director, Chief Administrative Officer and Director
                                                                of Morgan Stanley Investment Advisors Inc. and Morgan
                                                                Stanley Services Company Inc.; Chief Executive Officer and
                                                                Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                SICAV (since May 2004); President (since September 2005) and
                                                                Principal Executive Officer (since May 2003) of the Van
                                                                Kampen Funds; previously, Executive Vice President (July
                                                                2003-September 2005) of funds in the Fund Complex and the
                                                                Van Kampen Funds. He was also previously President and
                                                                Director of the Institutional Funds (March 2001-July 2003),
                                                                Chief Global Operations Officer of Morgan Stanley Investment
                                                                Management Inc. and Chief Executive Officer and Chairman of
                                                                Van Kampen Investor Services.

Joseph J. McAlinden (62)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director of the
                                                                Investment Adviser and the Administrator; Vice President of
                                                                the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February
                                                                1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Stefanie V. Chang (38)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Morgan Stanley Insured Municipal Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (40)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001).
                                                September 2002

Thomas F. Caloia (59)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

The Trust's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended October 31, 2005, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Insured Municipal
Trust

Annual Report
October 31, 2005

[MORGAN STANLEY LOGO]

37974RPT-RA05-01041P-Y10/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Trust/Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005                                           REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES........................              $ 30,448               N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES......              $  6,105  (2)    $              (2)
          TAX FEES...................           $  5,026  (3)    $              (4)
          ALL OTHER FEES...........             $      -         $             -
TOTAL NON-AUDIT FEES..........                  $ 11,131         $

TOTAL..............................             $ 41,579         $


2004                                             REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES........................                $ 28,989              N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.....                 $  5,752(2)        $ 5,067,400(2)
          TAX FEES..................              $  4,455(3)        $   545,053(4)
          ALL OTHER FEES...........               $      -           $         -(5)
TOTAL NON-AUDIT FEES.........                     $ 10,207           $ 5,612,453

TOTAL..............................               $ 39,196           $ 5,612,453

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                    (c) Total           (d) Maximum
                                                                    Number of           Number (or
                                                                    Shares (or          Approximate
                                                                      Units)         Dollar Value) of
                                (a) Total                          Purchased as      Shares (or Units)
                                 Number          (b) Average     Part of Publicly     that May Yet Be
                                of Shares      Price Paid per       Announced         Purchased Under
                               (or Units)         Share (or          Plans or          the Plans or
      Period                   Purchased            Unit)            Programs            Programs
----------------------         ---------       ---------------  -----------------  ---------------------
November 1, 2004 --
November 30, 2004               22,600          $14.1911           N/A                   N/A

December 1, 2004 --
December 31, 2004               30,900          $14.1077           N/A                   N/A

January 1, 2005 --
January 31, 2005                19,900          $14.1799           N/A                   N/A

February 1, 2005 --
February 28, 2005               17,100          $14.3341           N/A                   N/A

March 1, 2005 --
March 31, 2005                  28,410          $14.2039           N/A                   N/A

April 1, 2005 --
April 30, 2005                  22,300          $14.1029           N/A                   N/A

May 1, 2005 --
May 31, 2005                    35,668          $14.1840           N/A                   N/A

June 1, 2005 --
June 30, 2005                   28,000          $14.2379           N/A                   N/A

July 1, 2005 --
July 31, 2005                   32,100          $14.4248           N/A                   N/A

August 1, 2005 --
August 31, 2005                 36,100          $14.5420           N/A                   N/A

September 1, 2005 --
September 30, 2005              23,500          $14.6767           N/A                   N/A

October 1, 2005 --
October 31, 2005r               20,600          $14.4037           N/A                   N/A

Total                          317,178          $14.2991           N/A                   N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
December 19, 2005